Financial Instruments (Details 4) - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014
Derivative assets
Gross Amount Recognized	$ 258	$ 535
Net Amount Presented	258	535
Gross Amounts Not Offset
Derivatives	162	263
Derivative, Collateral, Obligation to Return Cash	9	407
Net Amount	87	(135)
Derivative liabilities
Gross Amount Recognized	304	330
Net Amount Presented	304	330
Gross Amounts Not Offset
Derivatives	162	263
Financial Collateral		29
Net Amount	$ 142	$ 38